Movements of Lifetime Expected Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Provision for expected credit losses, opening balance	$ 125
Provision for expected credit losses, net	4	$ 3	$ 52
Provision for expected credit losses, ending balance	123	125
Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for expected credit losses, opening balance	125	137
Provision for expected credit losses, net	3	1
Amounts written-off	(5)	(13)
Provision for expected credit losses, ending balance	$ 123	$ 125	$ 137